Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related-party transactions [Abstract]
Related-party transactions - Related-party transactions [Text Block]

Philips Group

Related-party transactions

in millions of EUR

	2019	2020	2021
Sales of goods and services	158	204	116
Purchases of goods and services	53	57	41
Receivables from related parties	32	37	40
Payables to related parties	2	1	2